Equity Awards	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Awards

6. Equity Awards

Amended and Restated 2013 Stock Plan

We granted options and RSUs under our Amended and Restated 2013 Stock Plan, or 2013 Plan, until March 22, 2017, when the plan was terminated in connection with our IPO. Accordingly, no shares are available for future issuance under the 2013 Plan following the IPO. The 2013 Plan continues to govern outstanding equity awards granted thereunder.

2017 Equity Incentive Plan

In February 2017, our board of directors adopted and our stockholders approved the 2017 Equity Incentive Plan, or 2017 Plan. The 2017 Plan became effective on March 22, 2017 and is the successor plan to the 2013 Plan. Under the 2017 Plan, we initially reserved (i) 5.1 million shares of Class A common stock for future issuance and (ii) 0.8 million shares of Class A common stock equal to the number of Class B shares reserved but not issued under the 2013 Plan as of the effective date of the 2017 Plan. The number of shares of Class A common stock reserved for issuance under our 2017 Plan will increase automatically on the first day of January of each of 2018 through 2027 by the lesser of (a) 5% of the total outstanding shares of our Class A and Class B common stock as of the immediately preceding December 31 and (b) the number of shares determined by our board of directors. The share reserve may also increase to the extent that outstanding awards under our 2013 Plan expire or terminate. As of June 30, 2017, an aggregate of 5.4 million shares of Class A common stock were reserved for issuance under the 2017 Plan.

2017 Employee Stock Purchase Plan

In February 2017, our board of directors adopted and our stockholders approved the 2017 Employee Stock Purchase Plan, or 2017 ESPP. The 2017 ESPP became effective on March 23, 2017. Under the 2017 ESPP, we reserved 1.1 million shares of Class A common stock for future issuance. The number of shares of Class A common stock reserved for issuance under our 2017 ESPP will increase automatically on the first day of January of each of 2018 through 2027 by the lesser of (a) 1% of the total outstanding shares of our Class A and Class B common stock as of the immediately preceding December 31 and (b) the number of shares determined by our board of directors. The aggregate number of shares issued over the term of the 2017 ESPP may not exceed 11,000,000 shares of Class A common stock.

Stock Options

Stock option activity during the six months ended June 30, 2017 consisted of the following (in thousands, except weighted-average information):

	Options Outstanding	Weighted- Average Exercise Price
Options outstanding at December 31, 2016	6,318	$5.65
Granted	806	15.82
Exercised	(769)	1.31
Cancelled/forfeited	(363)	7.45

Options outstanding at June 30, 2017	5,992	$7.47

As of June 30, 2017, there was $12.5 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 3.0 years.

Restricted Stock Units

RSU activity during the six months ended June 30, 2017 consisted of the following (in thousands, except weighted-average information):

	Awards Outstanding	Weighted- Average Grant Date Fair Value
RSUs outstanding at December 31, 2016	373	$12.30
Granted	148	17.11
Cancelled/forfeited	(61)	12.89

RSUs outstanding at June 30, 2017	460	$13.78

RSUs outstanding as of December 31, 2016, or pre-2017 RSUs, vest upon the satisfaction of both a service condition and a liquidity condition. The service condition for these awards will be satisfied over four years. The liquidity condition is satisfied upon the occurrence of a qualifying event, defined as a change of control transaction, or 180 days following the closing of the IPO, which occurred in March 2017. Beginning on the closing of the IPO in March 2017, we recognized a cumulative stock-based compensation expense for the portion of the pre-2017 RSUs that had met the service condition. In the six months ended June 30, 2017, stock-based compensation expense related to our pre-2017 RSUs was $1.1 million.

As of June 30, 2017, total unrecognized compensation expense, adjusted for estimated forfeitures, related to unvested RSUs was approximately $4.2 million, which is expected to be recognized over a weighted-average period of 1.8 years.

We classified stock-based compensation expense in the accompanying consolidated statements of operations and comprehensive loss as follows (in thousands):

	Six Months Ended June 30,
	2017	2016
Cost of revenue	$245	$48
Research and development	699	144
Sales and marketing	1,183	634
General and administrative	2,103	602

Total	$4,230	$1,428

12. Equity Awards

In June 2013, we adopted the 2013 Stock Plan, or 2013 Plan, which provides for grants of stock awards, including restricted stock units, or RSUs, incentive stock options, and nonqualified stock options to employees, directors, and consultants. As of December 31, 2016, there were 12.6 million total shares of common stock authorized for issuance under the 2013 Plan, which includes shares already issued under such plan and shares reserved for issuance pursuant to outstanding options and RSUs. As of December 31, 2016, 0.8 million shares were available for future grant under the 2013 Plan.

Stock Options

The exercise price of stock options equals the fair market value of the underlying shares of common stock on the date of grant as determined by our board of directors. Stock options generally vest over four years and expire ten years from the date of grant. Vested stock options generally expire three months after termination of employment. We allow for early exercise of certain stock option grants.

Stock option activity during the year ended December 31, 2016 consisted of the following (in thousands, except per share information):

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at December 31, 2015	4,922	$2.87	$44,335
Granted	2,249	10.88
Exercised	(431)	0.96	4,125
Cancelled/forfeited	(422)	5.96

Options outstanding at December 31, 2016	6,318	5.65	51,752

The weighted-average remaining contractual life, in years, of options outstanding as of December 31, 2015 and 2016 was 8.39 and 8.14, respectively.

The total intrinsic value of options exercised in the years ended December 31, 2014, 2015, and 2016 was $0.3 million, $6.8 million, and $4.1 million, respectively. The intrinsic value represents the excess of the fair market value of our common stock on the date of exercise over the exercise price of each option.

The total intrinsic value of exercisable options as of December 31, 2016 was $41.1 million. The total intrinsic value of options vested and expected to vest as of December 31, 2016 was $50.8 million.

The following table summarizes information about stock options outstanding as of December 31, 2016 (number of options in thousands):

	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
Outstanding	6,318	8.14	$5.65
Exercisable	3,930	7.54	3.38
Unvested	3,189	9.09	8.99
Vested and expected to vest	6,059	8.08	5.46

The weighted-average grant date fair value per share of stock options granted during the years ended December 31, 2014, 2015, and 2016 was $0.97, $4.23, and $4.47, respectively.

As of December 31, 2016, there was $10.6 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 3.1 years.

RSUs

RSUs granted under the 2013 Plan generally vest upon satisfaction of both a liquidity-event vesting condition and a time-based vesting schedule, generally four years, on or before the expiration date of such RSUs. RSUs generally expire ten years from date of grant. RSUs will be forfeited in case of a termination of employment or service before the satisfaction of both the liquidity-event vesting condition and the time-based vesting schedule or, otherwise, generally in the case of non-satisfaction of either the liquidity-event vesting condition or the time-based vesting schedule.

RSU activity during the year ended December 31, 2016 consisted of the following (in thousands, except per share information):

	Awards Outstanding	Weighted- Average Grant Date Fair Value (Per Share)	Aggregate Intrinsic Value
RSUs outstanding at December 31, 2015	—	$—	$—
Granted	373	12.30	4,589
Vested	—	—	—
Forfeited	—	—	—

RSUs outstanding at December 31, 2016	373	12.30	5,164

For the year ended December 31, 2016, we did not recognize any stock-based compensation expense associated with RSUs as the likelihood of a liquidity event was not probable.

As of December 31, 2016, total unrecognized compensation expense, adjusted for estimated forfeitures, related to unvested RSUs was approximately $4.6 million and will be recognized over the time-based vesting period once the liquidity event condition is probable of being achieved.

We classified stock-based compensation expense in the accompanying consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
Cost of revenue	$34	$34	$106
Research and development	1,081	239	338
Sales and marketing	183	800	1,281
General and administrative	9,379	409	1,559

Total	$10,677	$1,482	$3,284

Stock-based compensation expense for the year ended December 31, 2014 includes an expense of $10.3 million related to the excess of the price per share paid to our employees over the then-fair value of the purchased shares (see Note 11).